Commitments and Contingencies - Schedule of minimum future lease obligation (Details) - A Place For Rover INC - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
2021	$ 4,356	$ 4,356
2022	4,303	4,303
2023	4,433	4,433
2024	4,563	4,563
2025	4,693	4,693
Thereafter	18,209	18,209
Total	$ 40,557	$ 40,557